Consolidated Statements of Comprehensive Income (Loss) Statement - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss	$ (10,016)	$ (1,370)
Items that will not be reclassified into earnings, net of tax:
Remeasurements of pension plans (note 23)	(6)	0
Items that may be reclassified into earnings, net of tax:
Derivatives designated as cash flow hedge	0	(6)
Equity investment – share of other comprehensive loss	(8)	(2)
Exchange differences on translation of foreign operations	(49)	(550)
Hedge of net investment (note 25)	44	146
Other comprehensive loss	(19)	(412)
Comprehensive loss	$ (10,035)	$ (1,782)